Related Parties - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012 Investor
Related Party Transaction [Line Items]
Number of investors	3
Outstanding Class A common stock	10.00%
Recapitalization fees	$ 22,600,000
Reduction of the proceeds from convertible series A preferred share issuance	359,480,000
Affiliated entity [Member]
Related Party Transaction [Line Items]
Reduction of the proceeds from convertible series A preferred share issuance	$ 400,000,000